Subsequent Events - Additional Information (Detail) - EBP 004 [Member] - USD ($)		1 Months Ended	12 Months Ended
	Jul. 01, 2024	Jan. 31, 2026	Dec. 31, 2025
Employee Benefit Plan Subsequent Event [Line Items]
EBP, participant contribution, pretax, maximum annual compensation, amount			$ 23,500
Employee benefit plan participant contribution year age	50
Employee benefit plan participant catch up contribution	$ 7,500
Subsequent Event [Member]
Employee Benefit Plan Subsequent Event [Line Items]
EBP, participant contribution, pretax, maximum annual compensation, amount		$ 24,500
Age Fifty [Member] | Subsequent Event [Member]
Employee Benefit Plan Subsequent Event [Line Items]
Employee benefit plan participant contribution year age		50
Employee benefit plan participant catch up contribution		$ 8,000
Age Sixty [Member] | Subsequent Event [Member]
Employee Benefit Plan Subsequent Event [Line Items]
Employee benefit plan participant contribution year age		60
Age Sixty Three [Member] | Subsequent Event [Member]
Employee Benefit Plan Subsequent Event [Line Items]
Employee benefit plan participant contribution year age		63
Age Sixty To Sixty Three [Member] | Subsequent Event [Member]
Employee Benefit Plan Subsequent Event [Line Items]
Employee benefit plan participant catch up contribution		$ 11,250
Age Fifty And Over [Member] | Subsequent Event [Member]
Employee Benefit Plan Subsequent Event [Line Items]
Employee benefit plan participant contribution year age		50
Roth catch up contribution income threshold amount		$ 150,000